Initial Public Offering - Additional Information (Detail) - USD ($)		5 Months Ended	6 Months Ended
	Sep. 21, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Initial Public Offering [Line Items]
Units issued, price per unit				$ 10.00
Deferred underwriting commissions	$ 8,800,000
ACON S2 Acquisition Corp [Member]
Initial Public Offering [Line Items]
Proceeds received from initial public offering, gross		$ 250,000,000
Offering costs		$ 5,466,700
Exercise price per share		$ 11.50	$ 11.50
ACON S2 Acquisition Corp [Member] | Class A ordinary shares
Initial Public Offering [Line Items]
Exercise price per share	$ 11.50
ACON S2 Acquisition Corp [Member] | Initial Public Offering
Initial Public Offering [Line Items]
Number of units issued	25,000,000
Units issued, price per unit	$ 10.00
Proceeds received from initial public offering, gross	$ 250,000,000.0
Offering costs	14,400,000
Deferred underwriting commissions	$ 8,800,000
Warrants description		Each Unit consisted of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).	Each Unit consisted of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).
ACON S2 Acquisition Corp [Member] | Initial Public Offering | Class A ordinary shares
Initial Public Offering [Line Items]
Exercise price per share	$ 11.50